Finance Receivables - Aging Analysis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Threshold Period For Past Due Finance Receivables	31 days
Finance Receivables Aging Analysis [Abstract]
Financing Receivables	$ 103,465	$ 97,196
Consumer Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	21	16
Finance Receivables Aging Analysis [Abstract]
Total past due	947	881
Current	64,391	59,068
Financing Receivables	65,338	59,949
Non-Consumer Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0	1
Finance Receivables Aging Analysis [Abstract]
Total past due	107	116
Current	38,020	37,131
Financing Receivables	38,127	37,247
31-60 Days Past Due [Member] | Consumer Segment [Member]
Finance Receivables Aging Analysis [Abstract]
Total past due	760	708
61-90 Days Past Due [Member] | Consumer Segment [Member]
Finance Receivables Aging Analysis [Abstract]
Total past due	114	108
91-120 Days Past Due [Member] | Consumer Segment [Member]
Finance Receivables Aging Analysis [Abstract]
Total past due	34	27
Greater Than 120 Days Past Due [Member] | Consumer Segment [Member]
Finance Receivables Aging Analysis [Abstract]
Total past due	$ 39	$ 38